LORD ABBETT MID-CAP VALUE FUND, INC.

90 Hudson Street

Jersey City, New Jersey 07302-3973

May 5, 2008

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                               Lord Abbett Mid-Cap Value Fund, Inc.

1933 Act File No. 002-82544

1940 Act File No. 811-03691

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please be advised that there are no changes to the Prospectuses and the Statement of Additional Information contained in Post-Effective No. 33 to the above-referenced Registrant’s Registration Statement on Form N-1A filed pursuant to Rule 485(b) with the Securities and Exchange Commission on April 29, 2008.

Please contact the undersigned at (201) 827-2676 with any questions you may have.

Sincerely yours,

/s/ Raina Tai-Chew
Raina Tai-Chew
Paralegal
Lord, Abbett & Co. LLC